Employee Benefits - Components of the Total Defined Benefit Costs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Canada [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 2.8	$ 3.0
Net interest on the future employee benefit liabilities	3.1	4.0
Administration costs	0.3	0.3
Past service cost (gain)	4.3	(0.8)
Defined benefit costs	10.5	6.5
Foreign [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	2.4	2.7
Net interest on the future employee benefit liabilities	1.5	0.9
Administration costs	0.0	0.0
Past service cost (gain)	0.0	0.0
Defined benefit costs	$ 3.9	$ 3.6